Revenue - Summary of receivables contract assets and contract liabilities from contracts with customers (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract With Customer Asset And Liability [Line Items]
Accounts receivables-Net of allowances	$ 76,746	$ 78,793			$ 74,107	$ 63,613	$ 59,252
Deferred contract costs	15,645	15,069	$ 11,876	$ 6,526	11,917	10,807
Long-term deferred contract costs	21,303	22,117	14,678		14,389	12,463	9,432
Other assets (accounts receivable, non-current)	12,186	8,622
Deferred revenues	33,395	31,042	28,100		26,514	25,096	22,787
Other liabilities (deferred revenues, non-current)	$ 1,505	$ 1,574	$ 2,009		$ 2,001	$ 1,160	$ 0